GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA - Schedule of property and equipment, net and right of use assets by geographic area (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Geographical Information [Line Items]
Property and equipment, net and ROU assets	$ 107.9	$ 101.9
Israel
Schedule Of Geographical Information [Line Items]
Property and equipment, net and ROU assets	78.4	78.4
U.S.
Schedule Of Geographical Information [Line Items]
Property and equipment, net and ROU assets	9.3	8.9
Rest of the world
Schedule Of Geographical Information [Line Items]
Property and equipment, net and ROU assets	$ 20.2	$ 14.6